UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   June 30, 2007
Ended:                                   --------------------


Check here if Amendment |_|; Amendment Number:
                                                ------
  This Amendment (Check only one):              [] is a restatement
                                                [] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Bonanza Capital, Ltd.
           -------------------------------------
Address:   300 Crescent Court, Suite 250
           -------------------------------------
           Dallas, TX 75201
           -------------------------------------

           -------------------------------------

Form 13F File Number:  28-11243
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernay Box
           -------------------------------------
Title:     Managing Partner
           -------------------------------------
Phone:     214-303-3900
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ Bernay Box                Dallas, TX           08/10/2007
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           56
Total:
                                      --------------

Form 13F Information Table value     $   295,573
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE


                                                       BONANZA CAPITAL LTD
                                                 Managed Assets as of 06/30/2007
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COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7              COLUMN 8
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                         TITLE OF     CUSIP    VALUE      SHS OR     SH/  PUT/  INVESTMENT  OTHER            VOTING AUTHORITY
NAME OF ISSUER             CLASS              (x$1000)    PRN AMT    PRN  CALL  DISCRETION   MGRS     SOLE        SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
EUROSEAS LTD                 ORD     Y23592200   10,383    728,098   SH            SOLE               728,098
BLUEPHOENIX SOLUTIONS LTD    SHS     M20157109    3,917    329,400   SH            SOLE               329,400
KHD HUMBOLDT WEDAG           COM     482462108    7,665    125,116   SH            SOLE               125,116
SCOTTISH RE GROUP LIMITED    SHS     G73537410    4,890  1,000,000   SH            SOLE             1,000,000
ABRAXAS PETE CORP            COM     003830106    2,240    500,000   SH            SOLE               500,000
ALLION HEALTHCARE INC        COM     019615103    8,850  1,500,000   SH            SOLE             1,500,000
ARIBA INC                    COM NEW 04033V203    1,487    150,000   SH            SOLE               150,000
AWARE INC MASS               COM     05453N100    4,860    900,000   SH            SOLE               900,000
BON-TON STORES INC           COM     09776J101   17,026    425,000   SH            SOLE               425,000
CARDIAC SCIENCE CORP         COM     14141A108    3,014    275,000   SH            SOLE               275,000
CHANNELL COML CORP           COM     159186105    2,622    600,000   SH            SOLE               600,000
CIRRUS LOGIC INC             COM     172755100    1,660    200,000   SH            SOLE               200,000
COMSTOCK HOMEBUILDING COS INCCL A    205684103    3,206  1,153,100   SH            SOLE             1,153,100
CONTANGO OIL & GAS COMPANY   COM NEW 21075N204    8,585    236,566   SH            SOLE               236,566
DOLLAR THRIFTY AUTOMOTIVE GP COM     256743105    1,838     45,000   SH            SOLE                45,000
DXP ENTERPRISES INC NEW      COM NEW 233377407    5,841    136,624   SH            SOLE               136,624
DYNAMIC MATLS CORP           COM     267888105    6,188    165,000   SH            SOLE               165,000
ELECTRO OPTICAL SCIENCES INC COM     285192100    3,405    506,700   SH            SOLE               506,700
ENTERTAINMENT DIST CO INC    COM     29382J105    2,985  1,500,000   SH            SOLE             1,500,000
ENZO BIOCHEM INC             COM     294100102    2,317    155,000   SH            SOLE               155,000
FOSTER L B CO                COM     350060109    3,585    125,000   SH            SOLE               125,000
GLU MOBILE INC               COM     379890106    1,738    125,000   SH            SOLE               125,000
GRAY TELEVISION INC          COM     389375106      927    100,000   SH            SOLE               100,000
GREENFIELD ONLINE INC        COM     395150105    6,364    400,000   SH            SOLE               400,000
HALOZYME THERAPEUTICS INC    COM     40637H109   17,522  1,898,343   SH            SOLE             1,898,343
HAYNES INTERNATIONAL INC     COM NEW 420877201    2,195     26,000   SH            SOLE                26,000
INFINITY PHARMACEUTICALS INC COM     45665G303    2,285    210,000   SH            SOLE               210,000
INTERSECTIONS INC            COM     460981301    4,559    455,900   SH            SOLE               455,900
INVESTOOLS INC               COM     46145P103   14,940  1,500,000   SH            SOLE             1,500,000
IXYS CORP                    COM     46600W106    4,175    500,000   SH            SOLE               500,000
KKR FINANCIAL HLDGS LLC      COM     48248A306    1,121     45,000   SH            SOLE                45,000
MAUI LD & PINEAPPLE CO INC   COM     577345101    6,428    175,000   SH            SOLE               175,000
O CHARLEYS INC               COM     670823103    2,520    125,000   SH            SOLE               125,000
OPTION CARE INC              COM     683948103    1,540    100,000   SH            SOLE               100,000
OUTDOOR CHANNEL HLDGS INC    COM NEW 690027206    7,664    680,000   SH            SOLE               680,000
PETRO RES CORP               COM     71646K106    4,889  1,963,500   SH            SOLE             1,963,500
PREMIER EXIBITIONS INC       COM     74051E102   10,165    645,000   SH            SOLE               645,000
RADNET INC                   COM     750491102    1,239    130,000   SH            SOLE               130,000
REPUBLIC AWYS HLDGS INC      COM     760276105    5,088    250,000   SH            SOLE               250,000
RIGEL PHARMACEUTICALS INC    COM NEW 766559603    5,123    575,000   SH            SOLE               575,000
RURAL/METRO CORP             COM     781748108      419     73,400   SH            SOLE                73,400
SHOE CARNIVAL INC            COM     824889109   13,745    500,000   SH            SOLE               500,000
SILVERLEAF RESORTS INC       COM     828395103   13,858  2,329,100   SH            SOLE             2,329,100
STERLING CONSTRUCTION CO INC COM     859241101    2,115    100,000   SH            SOLE               100,000
SUN HEALTHCARE GROUP INC     COM NEW 866933401   15,664  1,081,000   SH            SOLE             1,081,000
SYNTAX BRILLIAN CORP         COM     87163L103      246     50,000   SH            SOLE                50,000
TECHWELL INC                 COM     87874D101    1,310    100,000   SH            SOLE               100,000
TEGAL CORPORATION            COM NEW 879008209    3,308    512,820   SH            SOLE               512,820
TELULAR CORP                 COM NEW 87970T208    8,523  1,825,000   SH            SOLE             1,825,000
THERMAGE INC                 COM     88343R101    2,711    325,000   SH            SOLE               325,000
TORTOISE CAP RES             COM     89147N304    4,290    246,100   SH            SOLE               246,100
TWEEN BRANDS INC             COM     901166108    7,359    165,000   SH            SOLE               165,000
UNIVERSAL STAINLESS & ALLOY  COM     913837100    2,290     65,000   SH            SOLE                65,000
US AIRWAYS GROUP INC         COM     90341W108    7,568    250,000   SH            SOLE               250,000
VERSANT CORP                 COM NEW 925284309      723     30,000   SH            SOLE                30,000
WILLBROS GROUP INC           COM     969199108    4,405    148,400   SH            SOLE               148,400



23214.0001 #798378